ATLAS SECURITIZATION DEPOSITOR LLC ABS-15G

EXHIBIT 99.9

Opus Capital Markets Consultants, LLC

ATLX 2024-RPL1

August 26, 2024

External - Public

BACKGROUND AND SCOPE METHODOLOGY

This report summarizes the results of a due diligence review performed on a pool of 881 loans purchased on reliance by Resi IA SPE, LLC (“Customer”) from previous clients of Opus Capital Markets Consultants, LLC (“Opus”), from which 100% of the loan sample was chosen and loaded into the OpusFirst® underwriting software. Opus CMC performed a detailed compliance review on all loans.

Consultant was established in 2005 and acquired by Wipro Ltd in January 2014. Owls Partners, LLC acquired Consultant December 2022.

COMPLIANCE REVIEW

Opus CMC performed a compliance review on all loans in order to verify that each loan was originated in compliance with applicable federal, state and local anti-predatory lending statutes required by the respective SOW. The compliance review scope is included in Exhibits A herein and the compliance review results are included within Exhibit B.

Note: Opus generally met the NRSRO requirements noted above with the exception that loans were not tested for compliance with Regulation X - Real Estate Settlement Procedures Act (RESPA).

EXHIBIT A

COMPLIANCE REVIEW SCOPE

Each mortgage loan file was tested for compliance with the federal Truth in Lending Act (“TILA”), as well as federal, state and local anti-predatory lending statutes. An overview of the federal, state and local lending laws tested is listed below.

The Section 32/HOEPA review included, but was not limited to, the following:

●	Rate test

●	HPML test, if applicable

●	Points and Fees test

●	Review of Section 32 disclosure for accuracy (i.e. payment stream, highest payment scenario; dates disclosed, dates acknowledged)

●	Review and confirmation of documentation type (i.e. full, stated, no ratio)

●	Review for evidence of prepayment penalty

●	Verification of Debt to Income conformity, when necessary.

External - Public

The Federal Truth in Lending Act/Regulation Z review includes, but is not limited to:

●	A review of the material compliance disclosures set forth in the Truth in Lending Disclosure and the Notice of Right to Cancel form, if applicable. A review of the final TIL with a report outlining any TILA violations. Re-calculation of disclosed finance charge, proper execution by all required parties, principal and interest calculations, payment stream(s), recalculation of disclosed APR, and a review to ensure disclosure differences are within the allowed tolerances. A review of the Notice of Right to Cancel: verification of the transaction date and expiration date, ensures proper execution of the Notice of Right to Cancel by all required parties verifies the disbursement date and determines if a full 3-day rescission period was adequately provided to the borrower(s).

The fee entry process was performed utilizing a hierarchy approach based upon documents available within the loan file. The ideal loan file included a Final HUD-1, of which the fees directly from this document would be used within Compliance testing. In the event a Final HUD-1 was not present in the file, a finding was raised for the missing document and alternative documentation was sought for fee entry. The alternative documentation would have been utilized based on the following order of importance:

i)	Final HUD-1 that is missing signature and/or not stamped true/certified;

ii)	Estimated HUD-1; or

iii)	Title Company Closing Statement.

High Cost - State & Local Anti-Predatory Regulations: In addition to federal thresholds, the Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW:

Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.
Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bill 216 (2007) and House Bill 1322 (2007).
Colorado Consumer Credit Code, Colo. Rev. Stat. 5-1-101 et seq.
Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).
District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.
Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq.
Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)
Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.
Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code § 345.10 et seq.
Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).
City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).

External - Public

Indiana Home Loan Practices Act, Ind. Code § 24-9-1 et seq.
Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. § 16a-1-101 et seq. 16. Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq. and as amended by Kentucky House Bill 552 (2008).
Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007).
Maryland Commercial Law, Mary. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by Maryland Senate Bill 270 (2008) and Maryland Regulations under the Maryland Mortgage Lender Law (2009).
Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387 (2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).
Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.
Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.
Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).
Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.
Nevada Anti-Predatory Lending Law, Nev. Rev. Stat. § 598D.010 et seq. and as amended by AB 440.
New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq.
New Mexico Home Loan Protection Act, N.M. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009).
New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).
New York High Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008).[1]
North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a) and as amended by House Bill 1817 (2007).
Ohio Anti-Predatory Lending Statute, Ohio Rev. Code Ann. § 1.63 and as amended by S.B. 185.
City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.
Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).
Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.
City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.
Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., including the Emergency and Final Regulations.
South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.

External - Public

South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq
Tennessee Home Loan Protection Act of 2006, TN Code Annotated, Title 47 et seq.
Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq. [2]
Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61- 2c-102 et seq.
Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.
Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.
Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), Va. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.
Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.
Wisconsin Responsible High Cost Mortgage Lending Act, Wis. Stat. § 428.202.
West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq.
Wyoming Credit Code, Wyo. Stat. Ann. §§ 40-14-101 et seq.

External - Public

The following tables provide the summary and conclusions based on the review of the assets by Opus.

a)	Results of quality and integrity of information review – This table shows the results of the review of the quality of the information and integrity of data. The column on the left entitled “Data Element” indicates the data element that was reviewed. The column in the center entitled “Count” indicates the number of loans for which the information in the data tape was incorrect, based on our review.

Data Element	Count	Accuracy
Amortization Term	163	81.50%
Appraised Value	71	91.94%
Balloon	38	95.69%
CLTV	116	86.83%
Current Loan Balance	29	96.71%
Daily Simple Interest	13	98.52%
Disbursement Date	8	99.09%
Doc Type	92	89.56%
DTI	322	63.45%
FICO	423	51.99%
First Change Date	13	98.52%
First Payment Date	291	66.97%
First Time Home Buyer	6	99.32%
Index Source	2	99.77%
Initial Interest Rate Cap	26	97.05%
Interest Only	17	98.07%
Interest Only Term	2	99.77%
Interest Rate	99	88.76%
Loan Purpose	114	87.06%
Loan Term	211	76.05%
Loan Type	88	90.01%
LTV	184	79.11%
Margin	24	97.28%
Maturity Date	494	43.93%
MERS Min Number	6	99.32%
MI	6	99.32%
MI Coverage	2	99.77%
MOD First Payment Date	14	98.41%
MOD Maturity Date	1	99.89%
Neg AM (Yes or No)	14	98.41%
Next Change Date	43	95.12%
Note Date	161	81.73%
Occupancy	12	98.64%
Original Balance	38	95.69%
Original Payment	119	86.49%
Periodic Rate Cap	11	98.75%
Periodic Rate Floor	8	99.09%
Prepayment Penalty	80	90.92%
Prepayment Penalty Period	7	99.21%
Property Address	154	82.52%
Property City	42	95.23%
Property County	2	99.77%
Property Type	7	99.21%
Reset Frequency	3	99.66%
Sales Price	3	99.66%
Self Employed	21	97.62%
Units	35	96.03%
Zip Code	12	98.64%
Total Loan Population	881

External - Public

EXHIBIT B

SUMMARY OF COMPLIANCE REVIEW

External - Public

Loans Reviewed (881)

500076142	500075555	500075235	500075751	500076063	500075502
500075218	500076029	500073517	500075154	500075295	500075313
500075346	500075463	500073452	500075550	500075123	500075648
500074282	500076233	500073791	500072937	500074177	500073500
500075298	500075486	500075947	500074172	500075073	500075477
500076031	500075247	500073426	500075552	500073427	500075702
500076042	500073479	500075238	500075139	500073457	500075776
500075344	500075354	500075752	500075305	500076141	500074183
500073585	500073506	500075548	500075810	500075453	500074178
500075175	500075076	500076062	500073633	500073477	500074206
500075570	500073971	500073505	500076094	500075378	500074014
500075173	500075949	500075618	500073430	500074182	500075351
500076052	500073465	500075249	500073798	500075953	500073663
500075170	500075367	500075647	500073602	500076050	500073796
500076104	500075808	500073606	500073735	500076185	500073840
500073492	500075411	500073634	500073600	500073599	500073995
500075628	500073487	500074133	500074201	500075473	500075750
500076055	500075607	500075253	500073853	500073757	500074213
500075353	500075612	500076216	500073434	500073641	500075494
500076227	500075426	500075444	500076046	500075361	500073832
500076067	500075092	500075256	500074142	500074159	500073515
500075837	500073849	500073460	500075962	500075084	500073835
500075535	500073661	500075078	500076232	500075342	500076183
500075497	500076061	500076091	500075763	500075317	500075754
500076100	500075309	500073597	500076229	500073502	500075561
500076000	500076139	500075803	500075252	500076020	500075140
500075834	500075225	500075176	500075122	500073825	500076048
500075069	500076078	500075174	500075572	500075829	500076044
500075255	500075348	500075801	500073624	500075143	500073459
500076224	500075302	500076215	500074249	500075508	500076033
500075615	500075756	500075230	500075263	500075165	500075306
500075545	500074160	500075150	500073416	500075466	500073639
500073619	500076189	500076021	500076179	500075226	500076164
500075961	500075525	500075227	500074187	500073608	500075244
500075269	500075609	500076212	500073753	500073618	500076053
500076110	500075503	500074248	500073478	500075183	500073447
500073613	500074185	500075091	500075643	500073439	500073589
500074174	500075435	500076111	500075095	500075251	500073854
500075460	500075071	500075079	500074155	500076002	500075321
500075157	500075326	500075062	500074212	500072940	500076005

External - Public

500073605	500075660	500075976	500075311	500073463	500075506
500075462	500073481	500074151	500075540	500075439	500075967
500075320	500075969	500076018	500074168	500075434	500075474
500075134	500075825	500074192	500075356	500073640	500074173
500075538	500073425	500075199	500075144	500073631	500075963
500075935	500075043	500075816	500075521	500075267	500075492
500075168	500075703	500076004	500075524	500076039	500073980
500075436	500075129	500076214	500075759	500073635	500075425
500073592	500073453	500074204	500075242	500073969	500075744
500075405	500076070	500073582	500075955	500076060	500075304
500076219	500075350	500073643	500074171	500075778	500076098
500075332	500075443	500075373	500075314	500075469	500074176
500075360	500075397	500075300	500075406	500076034	500075657
500075820	500075510	500076121	500073674	500075148	500075432
500075297	500076137	500075224	500075769	500073648	500075316
500075985	500076045	500075712	500075619	500073576	500073827
500076226	500075972	500076023	500073682	500075505	500075745
500073508	500075290	500075369	500075372	500075549	500075158
500075499	500074186	500073651	500075239	500074167	500075575
500075374	500076213	500076038	500073766	500073616	500075644
500076024	500075617	500075358	500075771	500076092	500074244
500075234	500075343	500075375	500074193	500075709	500073985
500073653	500075401	500074214	500076084	500075229	500073809
500075339	500075257	500073689	500073437	500075408	500075527
500075067	500075337	500073435	500075746	500075105	500075180
500075559	500076043	500075802	500075383	500075774	500075468
500076097	500075971	500074188	500075147	500073961	500073758
500075280	500075077	500075196	500073445	500075943	500076112
500075997	500075113	500075705	500075551	500075131	500075334
500075457	500075749	500075574	500075529	500076093	500076064
500075978	500075833	500075818	500073629	500075807	500076133
500074122	500073664	500076181	500073870	500076003	500075258
500075611	500075945	500075118	500075206	500075665	500073504
500073621	500076208	500075960	500075310	500075359	500076089
500075377	500076143	500073429	500075518	500075370	500075403
500075496	500075389	500075268	500075277	500075625	500073784
500075159	500073432	500075327	500076085	500074200	500075513
500073428	500076230	500074145	500075261	500076165	500073685
500076221	500075541	500075418	500076210	500073970	500075399
500075365	500075544	500076107	500075663	500075083	500074137
500075445	500075336	500075325	500075811	500075470	500074149
500075417	500076026	500073625	500073440	500073423	500075182
500075624	500075631	500075488	500075430	500075379	500075753

External - Public

500076162	500075243	500075534	500075819	500075764	500073638
500075156	500075364	500076106	500075422	500073675	500075772
500075352	500075626	500075424	500072938	500076218	500074005
500076120	500075761	500074198	500076186	500075661	500075662
500076056	500073441	500075556	500075116	500075835	500074205
500076017	500076013	500075163	500073979	500073658	500074124
500076077	500075286	500075109	500076065	500076049	500075708
500075821	500075542	500073659	500074203	500073424	500073670
500075404	500073650	500075451	500074181	500075481	500077071
500075240	500075200	500073646	500075072	500074255	500075645
500075393	500073484	500075328	500076006	500074144	500075747
500073418	500075166	500075948	500076088	500075659	500076146
500074190	500075839	500075296	500075452	500075318	500073737
500073607	500075335	500075456	500075262	500075398	500075450
500075347	500075528	500075939	500075402	500075768	500073878
500076222	500075246	500075766	500075162	500073495	500074150
500075386	500073590	500075075	500075396	500075333	500073764
500075455	500075637	500076099	500073879	500075299	500074007
500073611	500073973	500075639	500075128	500075711	500073751
500075635	500075484	500076220	500073667	500073968	500073959
500075241	500075938	500075773	500072936	500076083	500075265
500073627	500075519	500074184	500072935	500075355	500074202
500075442	500075449	500073823	500073680	500074180	500075507
500073438	500073593	500075381	500075958	500073501	500076019
500075283	500076041	500074162	500076008	500076180	500075651
500075331	500074237	500073962	500076087	500073754	500073799
500075368	500073417	500073519	500075138	500075485	500074000
500076035	500076144	500073622	500074152	500074233	500073795
500075613	500075207	500073474	500075959	500075293	500073461
500074208	500075275	500075413	500075940	500075765	500075480
500075291	500075532	500073436	500073647	500075509	500074146
500075308	500073598	500075830	500075254	500075573	500073644
500075087	500073520	500073443	500074126	500075512	500074197
500075546	500073816	500075467	500073475	500075142	500073626
500075571	500075843	500076101	500076010	500073458	500075656
500075827	500075303	500075063	500075322	500075543	500075641
500075440	500075634	500075633	500074163	500073797	500072920
500076032	500075137	500073637	500074235	500074238	500074195
500073671	500075996	500075090	500075500	500073966	500073822
500075809	500073450	500075407	500075135	500075515	500074199
500075630	500073444	500073628	500073581	500075838	500074157
500076228	500075376	500076211	500074209	500075312	500074158
500073431	500076075	500073851	500075431	500074164	500076125

External - Public

500073493	500075190	500073483	500075036	500073684	500073829
500075231	500075179	500076096	500075315	500073491	500076119
500073420	500076148	500076225	500075465	500076157	500075636
500075427	500074175	500073812	500073494	500073518	500075707
500075094	500075608	500073678	500075777	500075414	500075491
500075840	500075394	500075181	500075454	500075495	500076066
500073485	500075307	500075650	500074006	500073414	500073841
500075569	500075357	500073497	500075475	500074154	500076086
500076040	500076166	500073511	500075757	500073645	500073676
500075301	500073594	500075330	500076145	500073785	500073850
500075975	500073652	500073975	500073993	500073683	500073762
500075177	500076163	500075476	500073989	500074232	500074207
500075100	500075950	500073981	500074147	500075487	500075658
500075428	500076131	500073662	500076095	500075533	500073756
500075979	500075823	500075537	500075260	500075420	500077074
500073480	500073578	500073642	500074170	500076036	500073864
500074189	500075762	500075946	500076188	500076109	500073586
500075341	500075278	500076014	500073752	500075421	500073516
500075093	500075096	500076102	500076022	500073773	500074196
500075205	500075292	500074211	500075107	500073802	500073787
500075944	500074128	500075114	500075282	500075826

External - Public